Acquisition of aircraft - Schedule of future commitments related to aircraft acquisition (Detail)	12 Months Ended
Dec. 31, 2018
Airbus Family A 320 [member]
Disclosure of fair value measurement of assets [line items]
Order	111
Delivery	2019-2028
Boeing 787-89 [member]
Disclosure of fair value measurement of assets [line items]
Order	3
Options	9
Delivery	2019
Engines [member]
Disclosure of fair value measurement of assets [line items]
Order	3
Delivery	2019-2020